Segment reporting (Details) € in Thousands	3 Months Ended
	Mar. 31, 2019 EUR (€) segment	Mar. 31, 2018 EUR (€)
Segment reporting
Number of reportable segments | segment	2
Revenues	€ 5,565	€ 5,052	[1],[2]
Gross profit	(2,800)	(1,710)	[1],[2]
Systems
Segment reporting
Revenues	2,415	1,375
Gross profit	€ 829	€ 381
Gross profit in %	34.30%	27.70%
Services
Segment reporting
Revenues	€ 3,150	€ 3,677
Gross profit	€ 1,084	€ 1,752
Gross profit in %	34.40%	47.60%

[1]	Certain comparative figures for the 3-month period ended March 31, 2018 were restated for immaterial errors. For further information, see Note 9 of the Q3-2018 condensed consolidated interim financial statements.
[2]	The Company has initially applied IFRS 16 as of January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated and the cumulative effect of initially applying IFRS 16 is recognized in retained earnings at the date of initial application. For further information, see Note 2 of the condensed consolidated interim financial statements.